LOANS AND PAYMENT PLAN RECEIVABLES, Troubled Debt Restructurings (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 Contract		Dec. 31, 2013 Contract		Dec. 31, 2012 Contract
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	$ 110,174,000		$ 124,222,000
Troubled debt restructuring, specific reserve	12,200,000		14,900,000
Additional amounts committed to lend as troubled debt restructurings	40,000		170,000
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	70		102		232
Pre-modification recorded balance	7,123,000		11,955,000		42,655,000
Post-modification recorded balance	6,308,000		10,368,000		39,037,000
Increase in allowance for loan losses	200,000		(300,000)		1,600,000
Charge offs due to troubled debt restructurings	40,000		500,000		1,000,000
TDR that subsequently defaulted [Abstract]
Number of contracts	3		9		16
Recorded Balance	444,000		1,486,000		2,346,000
Past due period for modified loans	90 days
Increase (decrease) in allowance for loan loss due to TDRs that subsequently defaulted	20,000		0		300,000
Charge-offs on TDRs that subsequently defaulted	0		200,000		800,000
Minimum [Member]
Financing Receivable, Modifications [Line Items]
Modification of stated interest rate of loans, range of period	9 months
Modifications involving extension of maturity date, period range	1 month
Maximum [Member]
Financing Receivable, Modifications [Line Items]
Modification of stated interest rate of loans, range of period	60 months
Modifications involving extension of maturity date, period range	70 months
Maximum in Certain Circumstances [Member]
Financing Receivable, Modifications [Line Items]
Modification of stated interest rate of loans, range of period	480 months
Modifications involving extension of maturity date, period range	240 months
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	31,453,000		39,481,000
Income Producing - Real Estate [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	4		6		20
Pre-modification recorded balance	426,000		4,798,000		9,464,000
Post-modification recorded balance	389,000		3,869,000		8,568,000
TDR that subsequently defaulted [Abstract]
Number of contracts	0		1		2
Recorded Balance	0		693,000		827,000
Land, Land Development and Construction Real Estate [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	2		1		9
Pre-modification recorded balance	55,000		16,000		4,800,000
Post-modification recorded balance	44,000		0		4,858,000
TDR that subsequently defaulted [Abstract]
Number of contracts	0		1		0
Recorded Balance	0		334,000		0
Commercial and Industrial [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	13		23		50
Pre-modification recorded balance	2,236,000		2,522,000		9,951,000
Post-modification recorded balance	1,606,000		1,901,000		7,905,000
TDR that subsequently defaulted [Abstract]
Number of contracts	2		2		5
Recorded Balance	319,000		143,000		230,000
Family 1 4 [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	15		20		66
Pre-modification recorded balance	1,576,000		1,968,000		8,900,000
Post-modification recorded balance	1,570,000		1,995,000		8,488,000
TDR that subsequently defaulted [Abstract]
Number of contracts	1		1		2
Recorded Balance	125,000		106,000		148,000
Resort Lending [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	6		5		31
Pre-modification recorded balance	1,583,000		1,240,000		7,750,000
Post-modification recorded balance	1,572,000		1,231,000		7,514,000
TDR that subsequently defaulted [Abstract]
Number of contracts	0		1		4
Recorded Balance	0		156,000		887,000
Home Equity - 1st Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	1		1		1
Pre-modification recorded balance	17,000		95,000		15,000
Post-modification recorded balance	14,000		97,000		0
TDR that subsequently defaulted [Abstract]
Number of contracts	0		0		0
Recorded Balance	0		0		0
Home Equity - 2nd Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	1		0		0
Pre-modification recorded balance	85,000		0		0
Post-modification recorded balance	84,000		0		0
TDR that subsequently defaulted [Abstract]
Number of contracts	0		0		0
Recorded Balance	0		0		0
Home Equity - 1st Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	13		25		18
Pre-modification recorded balance	631,000		659,000		666,000
Post-modification recorded balance	523,000		657,000		632,000
TDR that subsequently defaulted [Abstract]
Number of contracts	0		2		2
Recorded Balance	0		32,000		234,000
Home Equity - 2nd Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	9		16		24
Pre-modification recorded balance	400,000		508,000		784,000
Post-modification recorded balance	400,000		508,000		768,000
TDR that subsequently defaulted [Abstract]
Number of contracts	0		1		1
Recorded Balance	0		22,000		20,000
Loans Not Secured By Real Estate [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	6		5		13
Pre-modification recorded balance	114,000		149,000		325,000
Post-modification recorded balance	106,000		110,000		304,000
TDR that subsequently defaulted [Abstract]
Number of contracts	0		0		0
Recorded Balance	0		0		0
Other [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	0		0		0
Pre-modification recorded balance	0		0		0
Post-modification recorded balance	0		0		0
TDR that subsequently defaulted [Abstract]
Number of contracts	0		0		0
Recorded Balance	0		0		0
Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	78,721,000		84,741,000
Performing TDR's [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	102,971,000		114,887,000
Performing TDR's [Member] | Commercial [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	29,475,000		35,134,000
Performing TDR's [Member] | Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	73,496,000		79,753,000
Non-performing TDR's [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	7,203,000	[1]	9,335,000	[1]
Non-performing TDR's [Member] | Commercial [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	1,978,000	[1]	4,347,000	[1]
Non-performing TDR's [Member] | Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	$ 5,225,000	[1],[2]	$ 4,988,000	[1],[2]

[1]	Included in non-performing loans table.
[2]	Also includes loans on non-accrual at the time of modification until six payments are received on a timely basis.